Significant basis of preparation and accounting policies_Newly adopted standards and interpretations that affected the Groups accounting policies (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Adoption of IFRS 9 - Financial instruments(enacted)
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Financial instruments
Description whether change in accounting policy is made in accordance with transitional provisions of initially applied IFRS	The Group initially applied IFRS 9 and related amendments made to other standards during the current period, with January 1, 2018 as the date of initial application. IFRS 9 introduces new rules on: 1) classification and measurement of financial assets and financial liabilities, 2) impairment of financial assets, and 3) hedge accounting. Additionally, the Group adopted consequential amendments to IFRS 7 Financial Instruments: Disclosures that were applied to the disclosures for 2018.
Description of nature of change in accounting policy	All financial assets included in the scope of IFRS 9 are subsequently measured at amortized cost or fair value based on the Group's business model for the management of financial assets and the nature of the contractual cash flows of the financial assets.
Description of how and from when changes in accounting policies have been applied	The Group decided not to restate the prior period figures when applying the Standard for the first time, and as such the comparative consolidated financial statements are not restated.
Adoption of IFRS 15 - Revenue from contracts with customers(enacted)
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Revenue from contracts with customers
Description whether change in accounting policy is made in accordance with transitional provisions of initially applied IFRS	The Group adopted the requirements using the modified retrospective method, with the effect of initial application recognized on the date of initial application and without restatement of the comparative periods.
Description of how and from when changes in accounting policies have been applied	This standard is retroactively applied to contracts which are not completed as of the date of initial application, but practical expedient is used so that contract modifications made before the date of initial application are not retroactively restated. Accordingly, the Group has not retroactively restated the comparative consolidated financial statements presented herein.
Financial impact on subsidiaries due to initial application of IFRS	₩ 525,978
Amendments to IFRS 2 - Classification and Measurement of Share-based Payment Transactions
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Classification and Measurement of Share-based Payment Transactions
Description of nature of change in accounting policy	The amendments clarify that: 1) When measuring the fair value of share-based payment, the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payment should be consistent with the measurement of equity-settled share-based payment; 2) When an entity has an obligation to pay the employee's withholding tax to the tax authority for the employee's equity-settled share-based payment, the transaction shall be classified in its entirety as an equity-settled share-based payment transaction if it would have been so classified in the absence of the net settlement feature; and 3) When a cash-settled share-based payment changes to an equity-settled share-based payment because of modifications of the terms and conditions, the original liability recognized is derecognized and the equity-settled share-based payment is recognized at the modification date fair value. Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity at the same date would be recognized in profit and loss immediately.
Amendments to IAS 40 - Investment Property
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Transfers of Investment Property
Description of nature of change in accounting policy	The amendments clarify that a transfer to, or from, investment property necessitates an assessment of whether a property meets the definition of investment property, supported by observable evidence that a change in use has occurred. The amendments further clarify that the situations listed in IAS 40 are not exhaustive and that a change in use is possible for properties under construction (i.e. a change in use is not limited to completed properties).
Amendments to IFRIC 22 - Foreign Currency Transactions and Advance Consideration
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	Foreign Currency Transactions and Advance Consideration
Description of nature of change in accounting policy	The interpretation addresses how to determine the 'date of transaction' for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income (or part of them) as a result of the derecognition of a non-monetary asset or non-monetary liability (e.g., a non-refundable deposit or deferred revenue) which were previously recognized due to the fact that consideration was paid or received in advance in a foreign currency.
Annual Improvements to IFRS 2014-2016 Cycle
Disclosure of initial application of standards or interpretations [Line Items]
Description of nature of change in accounting policy	The amendments include partial amendments to IFRS 1 'First-time Adoption of IFRS' and IAS 28 'Investments in Associates and Joint Ventures.' Amendments to IAS 28 provide that an investment company such as a venture capital investment vehicle may selectively designate each of its investment in associates and/or joint ventures to be measured at fair value through profit or loss mandatorily measured at fair value, and that such designation must be made at the time of each investment's initial recognition. In addition, when non-investment companies apply equity method to investment in associates and/or joint ventures that are investment companies, these companies may apply the same fair value measurement used by the said associates to value their own subsidiaries. This accounting treatment may be selectively applied to each associate.